Divestitures - Additional Information (Detail) £ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 12, 2021 CAD ($)	Apr. 12, 2021 GBP (£)
Statement [Line Items]
Consideration for asset management business | £			£ 615
Consideration in cash		$ 1,043
Goodwill written down value	$ 747